PREPAYMENTS AND OTHER CURRENT ASSETS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2022 USD ($)
PREPAYMENTS AND OTHER CURRENT ASSETS
Loan provided to third party companies	¥ 285,700	¥ 237,933
VAT receivable	145,868	133,050
Funds receivable from third party mobile and online payment platforms	71,394	49,310
Interest receivable related to bank deposits and wealth management products	61,325	24,779
Advance to suppliers mainly for cloud computing service	32,621	25,667
Deposits mainly for lease of premises	5,569	5,799
Other receivables	3,218	1,384
Prepaid interest expense	807	1,095
Prepayments and other current assets	606,502	¥ 479,017	$ 87,935
Term of the loans paid to third party companies		1 year
Maximum borrowing capacity under the loans paid to third party companies	¥ 400,000	¥ 300,000
Percentage of interest under the loans paid to third party companies		4.50%
Maturity term of each loans under the loans paid to third party companies	3 months